Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregated detail of revenue
The following table provides disaggregated detail of the Company's revenue by major source for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
ASC 606 membership and service revenue	$2,207	$1,567	$2,418
ASC 842 rental and service revenue	994	900	715
Total membership and service revenue	3,201	2,467	3,133
Other revenue(1)	44	103	283
Total revenue	$3,245	$2,570	$3,416

(1)During the years ended December 31, 2022, 2021 and 2020, the Company recognized cost of revenue in the amount of $35 million, $91 million and $249 million, respectively, in connection with the Company's former Powered by We on-site office design, development and management solutions and costs of providing various other products and services not directly related to the Company’s core space-as-a-service offerings, included in selling, general and administrative expenses on the Consolidated Statements of Operations.
Contract assets and deferred revenue
The following table provides information about contract assets and deferred revenue from contracts with customers recognized in accordance with ASC 606:

	December 31,
(Amounts in millions)	2022	2021
Contract assets (included in Accounts receivable and accrued revenue, net)	$1	$28
Contract assets (included in Other current assets)	7	10
Contract assets (included in Other assets)	17	14
Deferred revenue	(51)	(42)

Prepaid member referral fees and deferred sales incentive compensation were included in the following financial statement line items on the accompanying Consolidated Balance Sheets:

	December 31,
(Amounts in millions)	2022	2021
Prepaid expenses	$55	$52
Other assets	21	23

The amortization of these costs is included as a component of selling, general and administrative expenses in the accompanying Consolidated Statements of Operations.

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Amortization of capitalized costs to obtain a contract with a customer	$90	$67	$94

Allowance for credit loss
The following table provides a summary of changes of the allowance for credit loss for the years ended December 31, 2022 and 2021:

	December 31,
(Amounts in millions)	2022	2021
Balance at beginning of period	$63	$108
Provision charged to expense	4	15
Write-offs	(19)	(43)
Changes for member collectability uncertainty(1)	(33)	(16)
Effect of foreign currency exchange rate changes	(2)	(1)
Balance at end of period	$13	$63

(1)Commencing in 2020, the Company actively monitored its accounts receivable balances in response to COVID-19 and also ceased recording revenue on certain existing contracts where collectability is not probable. As of December 31, 2022, the Company determined collectability was not probable and did not recognize revenue totaling approximately $4 million on such contracts, net of recoveries and write-offs since 2020, the beginning of the COVID-19 pandemic.
Future minimum lease cash flows
Approximate future minimum lease cash flows to be received over the next five years and thereafter for non-cancelable membership agreements accounted for as leases in accordance with ASC 842 in effect at December 31, 2022 are as follows:

(Amounts in millions)	ASC 842 Revenue
2023	$648
2024	308
2025	148
2026	65
2027	37
2028 and beyond	32
Total	$1,238